Segment and Geographic Information - Summary of Revenue by Geographic Area on the Customers Location (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity Wide Revenue Major Customer [Line Items]
Total revenue	$ 10,390	$ 6,399	$ 3,159
Reportable Geographical Components | United States
Entity Wide Revenue Major Customer [Line Items]
Total revenue	5,332	$ 6,399	$ 3,159
Reportable Geographical Components | Korea
Entity Wide Revenue Major Customer [Line Items]
Total revenue	4,988
Reportable Geographical Components | Rest of World
Entity Wide Revenue Major Customer [Line Items]
Total revenue	$ 70